Summary of RSU Activity (Detail) (Restricted Stock Units (RSUs), USD $)	12 Months Ended
Dec. 31, 2012
Restricted Stock Units (RSUs)
Options Outstanding Number of Shares
Outstanding at beginning of period	365,000
Awarded	281,000
Ordinary shares issued
Forfeited	(150,000)
Outstanding at ending of period	496,000
Weighted Average Fair Value
Outstanding at beginning of period	$ 19.46
Awarded	$ 21.64
Ordinary shares issued
Forfeited	$ 20.89
Outstanding at end of period	$ 20.26
Weighted Average Remaining Contractual Life
Outstanding at end of period	1 year 11 months 16 days